Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net profit / (loss)	€ (665.3)	€ 930.3	€ 9,434.4
Other comprehensive income that may be reclassified to profit or loss in subsequent periods, net of tax
Exchange differences on translation of foreign operations	43.5	(19.8)	11.2
Net other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent periods	43.5	(19.8)	11.2
Other comprehensive loss that will not be reclassified to profit or loss in subsequent periods, net of tax
Net gain / (loss) on equity instruments designated at fair value through other comprehensive income	(146.6)	3.7	10.5
Remeasurement gain / (loss) on defined benefit plans	0.0	0.3	0.6
Net other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent periods	(146.6)	4.0	11.1
Other comprehensive income / (loss), net of tax	(103.1)	(15.8)	22.3
Comprehensive income / (loss), net of tax	€ (768.4)	€ 914.5	€ 9,456.7